Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Organization and Basis of Presentation
1.	Organization and Basis of Presentation

Eiger BioPharmaceuticals, Inc. (the “Company”) was incorporated in the State of Delaware on November 6, 2008. The Company is a clinical-stage biopharmaceutical company committed to bringing to market novel products for the treatment of orphan diseases. The Company has built a diverse portfolio of well-characterized product candidates with the potential to address diseases for which the unmet medical need is high, the biology for treatment is clear, and for which an effective therapy is urgently needed. The Company’s principal operations are based in Palo Alto, California and it operates in one segment.

Reverse Merger and Reverse Stock Split

On March 22, 2016, the Company completed the Merger with Celladon (see Note 14).

Immediately prior to and in connection with the Merger, Celladon effected a 1 for 15 reverse stock split on its issued and outstanding common stock. Pursuant to the terms of the Merger, each outstanding share of the Company’s common stock was converted into approximately 0.0875219 of a share of Celladon’s common stock (the “Exchange Ratio”). All per share amounts and Eiger’s shares outstanding for all periods reflect the reverse stock split.

Liquidity

The Company has an accumulated deficit of $29.3 million through December 31, 2015 and negative cash flows from operating activities and expects to continue to incur losses for the next several years. On March 22, 2016, the Company completed its Merger with Celladon Corporation (“Celladon”) which provided $28.0 million in cash (see Note 14). In addition, the Company completed an equity financing in March 2016 and received $33.5 million in gross cash proceeds from the issuance of common stock issued to third parties and existing shareholders (see Note 14). Management believes that the currently available resources, including the funds obtained will provide sufficient funds to enable the Company to meet its operating plan through at least December 31, 2016. However, if the Company’s anticipated operating results are not achieved in future periods, management believes that planned expenditures may need to be reduced in order to extend the time period over which the then-available resources would be able to fund the Company’s operations.

Basis of Presentation and Consolidation

The consolidated financial statements include the accounts of Eiger BioPharmaceuticals, Inc. and its wholly owned subsidiaries, EB Pharma LLC and Eiger BioPharmaceuticals Europe Limited, and have been prepared in conformity with accounting principles generally accepted in the United States of America, (“U.S. GAAP”). All intercompany balances and transactions have been eliminated in consolidation.